Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Central Index Key	0000720064
Amendment Flag	false
Document Creation Date	Jun. 26, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class Z
Risk/Return:
Trading Symbol	DRCAX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class C
Risk/Return:
Trading Symbol	DCACX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class A
Risk/Return:
Trading Symbol	DCAAX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class I
Risk/Return:
Trading Symbol	DCMIX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class Y
Risk/Return:
Trading Symbol	DCAYX